GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2020
GEOGRAPHIC INFORMATION
GEOGRAPHIC INFORMATION

NOTE 16:-   GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group’s business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas. based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2020, 2019 and 2018 and long-lived assets as of December 31, 2020, 2019 and 2018.

	Year Ended and as of December 31,
	2020		2019		2018
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets

Americas, principally the United States	$103,190	$4,310	$97,453	$4,740	$86,636	$219
Europe	75,490	403	72,956	424	59,193	109
Far East	36,083	768	27,233	480	25,887	70
Israel	6,011	25,111	2,645	29,337	4,507	4,720

	$220,774	$30,592	$200,287	$34,981	$176,223	$5,118

The Group has derived approximately 40% of its revenues for the year ended December 31, 2020 from sales in the United States.